Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 41.7
2017	34.3
2018	26.1
2019	20.0
2020	15.8
Thereafter	31.8
Lease expense	$ 51.7	$ 49.1	$ 49.5